IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2020
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

As a result of current market conditions in the United States generated by the decrease in prices, the impairment tests carried out at the CGU yielded an impairment provision of ThU.S.$14,918 relating to Property, plant and equipment and spare parts from Inventories (ThU.S.$43,181 as of December 31, 2019) corresponding to facilities of wood products in United States. For these calculations a discount rate of 8.7% was used.

In addition, due to the modernization and expansion project of the Arauco Mill (
Proyecto de Modernización y Ampliación de la Planta Arauco
, or MAPA Project), as of December 31, 2020, we recorded an impairment provision due to a reduction in the useful lives for the CGU Line 1 of Arauco Mill (Pulp business) was recorded in an amount of ThU.S.$46,577 (ThU.S.$33,570 as of December 31, 2019). For this calculation a discount rate of 6.1% was used. The Line 1 of the Arauco mill will be permanently shut down upon completion of the MAPA project.

Both impairment provision charges are presented in the consolidated statement of profit or loss in Other expenses line and they are the main changes in the total CGU impairment provision as shown below:

	12-31-2020	12-31-2019
Changes in CGU impairment provision	ThU.S.$	ThU.S.$
Opening balance	180,209	106,131
Impairment loss recognized in profit or loss	62,701	79,346
Reversal of impairment loss in profit or loss	(6,171)	(90)
Increase (Decrease) in foreign exchange currency on translation	(17,975)	(5,178)
Closing balance	218,764	180,209

Changes in provisions for impairment of property, plant and equipment due to technical obsolescence are shown below:

	12-31-2020	12-31-2019
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	8,135	7,249
Impairment loss recognized in profit or loss	1,262	3,024
Reverse of ompairment loss in profit or loss	(1,204)	(2,161)
Increase (Decrease) in foreign exchange currency on translation	(105)	23
Closing balance	8,088	8,135

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$59,567 (ThU.S.$ 65,751 at December 31, 2019), as shown below:

	12-31-2020	12-31-2019
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,793	40,765
Arauco do Brasil S.A. (Pien mill)	17,357	22,378
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Arauco Argentina S.A. (Forestal Nuestra Señora del Carmen S.A.)	-	1,191
Forestal Arauco S.A. (Forestal Los Lagos S.A.)	685	685
Closing balance	59,567	65,751

	12-31-2020	12-31-2019
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	65,751	65,851
Increase (decrease) due to business combination	-	732
Increase (decrease) in foreign currency exchange	(6,184)	(832)
Closing balance	59,567	65,751

Of the total of goodwill, ThU.S.$ 41,525 (ThU.S.$ 40,765 as of December 31, 2019) are generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$242,502 for the 100% interest ownership. The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc, on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.

The recoverable amount for Flakeboard’s cash generating unit was determined bas
e
d on the calculations of its value in use, and this calculation was made using cash flow projections covering a 7-year term, period time considered represents the cyclical time of the business behavior, applying a nominal discount rate of 7% which reflects current market assessments for the wood products segment in North America.

The investment in the panel plant in Pien, Brazil generated a goodwill of ThU.S.$17,357 (ThU.S.$ 22,378 as of December 31, 2019).

The recoverable amount for the Pien plant’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2020 and 2019, the carrying value of the goodwill of the plants did not exceed their recoverable value, and therefore there was no need to recognize impairment losses.

Sensitivity analysis on discount rate was made and no impairment provision was determined.